RELATED PARTY TRANSACTIONS - Summary of related parties income / (expense) amounts included into consolidated statements of operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Other revenues	$ 342	$ 978
Other operating income (expenses)	(413)	3,559
Ship operating expenses	(1,163)	(1,079)
Charter hire expenses	(22,716)	(26,937)
Administrative expenses	(589)	(696)
Income (loss) from related party transaction	(22,506)	(11,198)
Time charter revenues
Related Party Transaction [Line Items]
Time charter revenues	$ 2,033	$ 12,977